FAIR VALUE MEASUREMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Estimated fair value of convertible senior notes	$ 278,094,150	$ 261,934,350
Convertible senior notes	287,500,000	287,500,000
Fair value measurements recurring | Significant Other Observable Inputs (Level 2)
Liabilities:
Net assets (liabilities)	(912,221)	1,361,668
Fair value measurements recurring | Significant Other Observable Inputs (Level 2) | Foreign currency forward contracts
Assets:
Foreign currency forward contracts	1,370,504	1,849,448
Liabilities:
Foreign currency forward contracts	(2,282,725)	(487,780)
Fair value measurements recurring | Total Fair Value and Carrying Value on the Balance Sheet
Liabilities:
Net assets (liabilities)	(912,221)	1,361,668
Fair value measurements recurring | Total Fair Value and Carrying Value on the Balance Sheet | Foreign currency forward contracts
Assets:
Foreign currency forward contracts	1,370,504	1,849,448
Liabilities:
Foreign currency forward contracts	$ (2,282,725)	$ (487,780)